Acquisitions (Details) (USD $)	1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2011	May 31, 2011	Oct. 31, 2010	Mar. 31, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquisitions [Abstract]
Date of aquisition	Nov. 30, 2011	May 31, 2011	Oct. 01, 2010
Purchase price of acquisition		$ 10,200,000	$ 49,000,000	$ 21,400,000
Cash paid	15,000,000	5,500,000	14,300,000		1,500,000,000	1,500,000,000
Assumed deferred compensation liabilities		300,000	2,500,000
Net contingent consideration payable		4,400,000	32,200,000
Contingent consideration payable, recurring payments			1,500,000
Projected revenue sharing payments, contingent consideration payable			35,500,000
Performance-based fees			4,100,000
Goodwill	9,800,000	5,700,000	46,100,000		2,954,327,000	2,954,327,000	2,954,327,000
Ownership interest disposed (in hundredths)				50.00%
Business acquisition interest acquired (in hundredths)				50.00%
Eliminated non-controlling interests				32,100,000
Increased partner's capital attributable to AllianceBernstein unitholders				10,700,000
Contingently liable to Caxton		4,400,000				1,500,000
Term of future purchase price payable		2 years
Indefinite-lived intangible assets acquired		2,500,000
Definite-lived intangible assets acquired		2,000,000
Number of restricted Holding unit awards		2
Term of first restricted Holding unit award		3 year
Term of second restricted Holding unit award		5 years
Reduction to goodwill	$ 300,000